Income Taxes - Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income taxes Abstract:
Derivative instruments	$ 24,861	[1]
Accrued liabilities	6,844	[1]	4,754	[2]
Share-based compensation	6,578	[1]	8,876	[2]
Net operating loss carryforwards	5,459	[1]	4,804	[2]
Inventories	4,140	[1]	3,810	[2]
Receivables	3,303	[1]	3,549	[2]
Other	1,574	[1]	2,212	[2]
Valuation allowances	(524)	[1]	(528)	[2]
Deferred income tax assets	52,235	[1]	27,477	[2]
Intangible assets	(139,062)	[1]	(162,294)	[2]
Property, plant and equipment	(110,414)	[1]	(108,868)	[2]
Deferred income tax liabilities	(249,476)	[1]	(271,162)	[2]
Net deferred income tax liability	$ (197,241)	[1]	$ (243,685)	[2]

[1]	Includes $1.2 million of deferred tax assets related to uncertain tax positions.
[2]	Includes $1.9 million of deferred tax assets related to uncertain tax positions.